SHARE-BASED COMPENSATION - Stock Option Activity (Details) - ¥ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Number of options
Outstanding, beginning (in shares)	28,087,236	28,589,782	17,193,534
Granted (in shares)	500,000	333,334	11,551,507
Exercised (in shares)	(3,614,464)	(816,880)
Forfeited (in shares)	(193,340)	(19,000)	(155,259)
Outstanding, ending (in shares)	24,779,432	28,087,236	28,589,782
Weighted average exercise price
Outstanding, beginning (in RMB per share)	¥ 5.1	¥ 5.2	¥ 4.8
Granted (in RMB per share)	5.0	5.2	5.2
Exercised (in RMB per share)	5.2	5.3
Forfeited (in RMB per share)	5.0	5.3	4.8
Outstanding, ending (in RMB per share)	5.3	5.1	5.2
Weighted average grant-date fair value per option
Outstanding, beginning (in RMB per share)	3.2	3.2	1.9
Granted (in RMB per share)	31.2	10.6	4.9
Exercised (in RMB per share)	4.5	1.9
Forfeited (in RMB per share)	6.2	1.9	1.9
Outstanding, ending (in RMB per share)	¥ 2.2	¥ 3.2	¥ 3.2
Options vested and expect to vest
Number of options	24,779,432
Weighted average exercise price (in RMB per share)	¥ 5.3
Weighted average grant-date fair value per option (in RMB per share)	¥ 2.2
Stock options outstanding and stock options exercisable
Number of shares	24,779,432
Weighted average remaining contractual life (years)	8 months 12 days
Weighted average exercise price (in RMB per share)	¥ 5.3
External consultants
Other disclosures
Forfeitable and unvested (in shares)	0	266,666
Employee stock options
Other disclosures
Forfeitable and unvested (in shares)	0	0